March 2, 2005

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer MidCap Fund
      File Nos. 333-31533 and 811-08297

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  the  Prospectuses and
Statements of Additional  Information  dated February 28, 2005, for the  Oppenheimer  MidCap
Fund do not differ  from those  filed in the most recent  Post-Effective  Amendment  No. 11, which was filed  electronically  with the Securities and Exchange Commission on February 24,
2005.

If you have any  questions or comments  regarding  this filing,  we request that you address them to Nancy S. Vann, Vice President & Assistant  Counsel,  at 212-323-5089,  or via e-mail at nvann@oppenheimerfunds.com.

Sincerely,

/s/ Carl A. Algermissen
--------------------------------
Carl A. Algermissen
Assistant Vice President &
Associate Counsel

CC:   Ronald M. Feiman, Esq.
      Gloria La Fond